Property and Equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Total	¥ 13,287	¥ 25,228
Less: accumulated depreciation	(10,859)	(14,082)
Less: impairment		(7,987)
Property and equipment, net	2,428	3,159
Depreciation expense	1,772	2,563	¥ 5,549
Electronic equipment and computers
Property and equipment, net
Total	5,312	17,532
Office furniture and equipment
Property and equipment, net
Total	2,943	2,725
Leasehold improvement
Property and equipment, net
Total	¥ 5,032	¥ 4,971